Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

December 31,
2022
Deferred tax asset
Net operating loss carryforward	$-
Startup/Organization Expenses	65,574
Total deferred tax asset	65,574
Valuation allowance	(65,574)
Deferred tax asset, net of allowance	$-

Schedule of income tax provision

For the Year ended December 31, 2022
Federal
Current	$309,931
Deferred	(65,574)
State
Current	$-
Deferred	-
Change in valuation allowance	65,574
Income tax provision	$309,931

Schedule of effective income tax rate

For the Year ended December 31, 2022
Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	0.00%
Transaction costs	32.69%
Change in valuation allowance	14.41%
Effective income tax rate	68.10%